UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2010 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	November 3, 2010



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 55

Form 13F Information Table Value Total : $144,710



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1828    35000 SH       Sole                    35000
Adobe Systems Inc              COM              00724F101     3188   121900 SH       Sole                   121900
Advent Software                COM              007974108     6079   116474 SH       Sole                   116474
Akamai Technologies            COM              00971T101     3624    72220 SH       Sole                    72220
Apple Computer                 COM              037833100      596     2100 SH       Sole                     2100
Atheros Communications         COM              04743p108     3173   120431 SH       Sole                   120431
Automatic Data Processing, Inc COM              053015103      290     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      784    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1245       10 SH       Sole                       10
Berk. Hath. Class B            COM              084670207     2286    27650 SH       Sole                    27650
Cavium Networks, Inc.          COM              14965A101     2870    99805 SH       Sole                    99805
Cisco Systems                  COM              17275R102      551    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     5337   293585 SH       Sole                   293585
Comverge Inc                   COM              205859101     3387   430883 SH       Sole                   430883
Constant Contact, Inc          COM              210313102     4389   204794 SH       Sole                   204794
Dolby Laboratories, Inc.       COM              25659T107     5772   101600 SH       Sole                   101600
EMC Corporation                COM              268648102      812    40000 SH       Sole                    40000
Financial Engines, Inc.        COM              317485100     5433   409090 SH       Sole                   409090
Fortinet, Inc                  COM              34959E109     4873   194925 SH       Sole                   194925
General Electric               COM              369604103      910    56016 SH       Sole                    56016
General Mills                  COM              370334104      975    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     2760   206573 SH       Sole                   206573
Google Inc                     COM              38259P508     3247     6176 SH       Sole                     6176
Halliburton Co.                COM              406216101      661    20000 SH       Sole                    20000
IBM                            COM              459200101     2967    22116 SH       Sole                    22116
Infinera                       COM              45667G103      371    31750 SH       Sole                    31750
Informatica Corp.              COM              45666Q102     4577   119170 SH       Sole                   119170
Intel Corp.                    COM              458140100      960    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      399     9100 SH       Sole                     9100
Isilon Systems                 COM              46432L104      391    17550 SH       Sole                    17550
Johnson & Johnson              COM              478160104     1080    17428 SH       Sole                    17428
Linear Technology              COM              535678106     5754   187244 SH       Sole                   187244
LogMeIn                        COM              54142L109     3850   107010 SH       Sole                   107010
Longtop Financial              COM              54318P108     3928    99830 SH       Sole                    99830
LoopNet                        COM              543524300      245    20733 SH       Sole                    20733
MakeMyTrip                     COM              V5633W109     2918    75250 SH       Sole                    75250
Mercadolibre, Inc.             COM              58733R102     4486    62150 SH       Sole                    62150
Merck                          COM              589331107      849    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      347     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     4150   176081 SH       Sole                   176081
Oracle Corporation             COM              68389X105      274    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      572    33300 SH       Sole                    33300
Qlik Technologies              COM              74733T105     3131   141975 SH       Sole                   141975
QuinStreet, Inc                COM              74874Q100     7735   516032 SH       Sole                   516032
Rackspace Hosting              COM              750086100     3978   153100 SH       Sole                   153100
RealD                          COM              75604L105     3156   170675 SH       Sole                   170675
Red Hat, Inc                   COM              756577102     3674    89600 SH       Sole                    89600
Royal Dutch Shell PLC          COM              780259206      241     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     3717    33247 SH       Sole                    33247
Schlumberger Ltd.              COM              806857108      986    16000 SH       Sole                    16000
Spreadtrum Comm.               COM              849415203     5170   428675 SH       Sole                   428675
SuccessFactors, Inc            COM              864596101     4169   166015 SH       Sole                   166015
Target CP                      COM              239753106      702    13140 SH       Sole                    13140
VMWare                         COM              928563402     4399    51790 SH       Sole                    51790
Visa, Inc.                     COM                             464     6250 SH       Sole                     6250